Fair Value of Financial Instruments and Trading-Related Revenue - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 5,831	$ 2,578
Transfers out of Level 2 into Level 1 of fair value hierarchy	7,985	4,122
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	159
Transfers out of Level 3 into Level 2 of fair value hierarchy	87
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	11,014	2,266
Transfers out of Level 2 into Level 1 of fair value hierarchy	7,309	4,044
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	715	714
Transfers out of Level 2 into Level 1 of fair value hierarchy	808	742
Securities Sold But Not Yet Purchased [Member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	9,973	3,971
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 7,898	$ 4,210